Expense Example	Sep. 08, 2025 USD ($)
Tradr 2X Long APLD Daily ETF | Tradr 2X Long APLD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long AUR Daily ETF | Tradr 2X Long AUR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long BX Daily ETF | Tradr 2X Long BX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long CELH Daily ETF | Tradr 2X Long CELH Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long CLSK Daily ETF | Tradr 2X Long CLSK Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long CORZ Daily ETF | Tradr 2X Long CORZ Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long CRDO Daily ETF | Tradr 2X Long CRDO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long DHI Daily ETF | Tradr 2X Long DHI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long ENPH Daily ETF | Tradr 2X Long ENPH Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long GS Daily ETF | Tradr 2X Long GS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long IBM Daily ETF | Tradr 2X Long IBM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long JOBY Daily ETF | Tradr 2X Long JOBY Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long LYFT Daily ETF | Tradr 2X Long LYFT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long NBIS Daily ETF | Tradr 2X Long NBIS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long NVTS Daily ETF | Tradr 2X Long NVTS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long OKTA Daily ETF | Tradr 2X Long OKTA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long PONY Daily ETF | Tradr 2X Long PONY Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long QCOM Daily ETF | Tradr 2X Long QCOM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long U Daily ETF | Tradr 2X Long U Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Tradr 2X Long VOYG Daily ETF | Tradr 2X Long VOYG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	$ 412